Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Stock Option Grant Practices

Though equity-based compensation has historically made up a small percentage of the compensation of our employees, and has been used largely in connection with promotions or the hiring of new employees, we have from time to time utilized stock options, cash-settled SARs, restricted shares or restricted stock units, including those with performance-based vesting criteria, as part of our employee compensation programs. While we do not have a formal written policy in place with regard to the timing of awards of options, cash-settled SARs or similar awards in relation to the disclosure of material nonpublic information, in part because of such limited use of equity-based compensation, our practice has been to make awards on dates that do not begin in any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports. Historically, our Personnel Committee has granted stock options or cash-settled SARs on a limited number of dates during each year and in 2023 began the practice of making annual grants in May, though on limited occasions the Personnel Committee may grant stock options or cash-settled SARs outside of this annual grant cycle for new hires, promotions, recognition, retention or other purposes. Our Personnel Committee approves all option and cash-settled SAR awards for our employees on or before the grant date and does not grant such awards in anticipation of the release of material nonpublic information, nor does the Company time the release of material nonpublic information based on stock option and cash-settled SAR grant dates.

During fiscal year 2025, (i) Mr. Foster was awarded 2,500 stock options on June 13, 2025, which was not within the period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information and ending one business day after the filing or furnishing of such report (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of our named executive officers’ compensation.

Award Timing Method

Though equity-based compensation has historically made up a small percentage of the compensation of our employees, and has been used largely in connection with promotions or the hiring of new employees, we have from time to time utilized stock options, cash-settled SARs, restricted shares or restricted stock units, including those with performance-based vesting criteria, as part of our employee compensation programs. While we do not have a formal written policy in place with regard to the timing of awards of options, cash-settled SARs or similar awards in relation to the disclosure of material nonpublic information, in part because of such limited use of equity-based compensation, our practice has been to make awards on dates that do not begin in any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports. Historically, our Personnel Committee has granted stock options or cash-settled SARs on a limited number of dates during each year and in 2023 began the practice of making annual grants in May, though on limited occasions the Personnel Committee may grant stock options or cash-settled SARs outside of this annual grant cycle for new hires, promotions, recognition, retention or other purposes. Our Personnel Committee approves all option and cash-settled SAR awards for our employees on or before the grant date and does not grant such awards in anticipation of the release of material nonpublic information, nor does the Company time the release of material nonpublic information based on stock option and cash-settled SAR grant dates.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Personnel Committee approves all option and cash-settled SAR awards for our employees on or before the grant date and does not grant such awards in anticipation of the release of material nonpublic information, nor does the Company time the release of material nonpublic information based on stock option and cash-settled SAR grant dates.
MNPI Disclosure Timed for Compensation Value	false